Exhibit 99.1 Schedule 1

Data Compare (Non-Ignored)

Run Date - 11/26/2025 12:21:50 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
(redacted)	35	(redacted)			Investor: Qualifying Total Debt Ratio	[redacted]	[redacted]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit